OPERATING EXPENSES - Expenses disclosed per function (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Employee benefit expenses and severance payments	$ (182,664)	$ (178,865)	$ (171,934)
Interconnection costs and other telecommunication charges	(22,455)	(29,729)	(33,090)
Fees for services, maintenance, materials and supplies	(88,456)	(96,288)	(97,064)
Taxes and Fees with the Regulatory Authority	(55,991)	(63,781)	(67,685)
Commissions and advertising	(44,166)	(47,514)	(50,724)
Cost of equipment and handsets	(34,540)	(40,831)	(32,731)
Programming and content costs	(45,741)	(56,391)	(59,301)
Bad debt expenses	(18,342)	(15,550)	(31,769)
Other operating expenses	(36,447)	(41,261)	(39,951)
Depreciation, amortization and impairment of fixed assets	(495,321)	(264,050)	(242,847)
Total operating expense	(1,024,123)	(834,260)	(827,096)
Operating costs
IFRS Statement [Line Items]
Employee benefit expenses and severance payments	(103,185)
Interconnection costs and other telecommunication charges	(22,455)
Fees for services, maintenance, materials and supplies	(39,732)
Taxes and Fees with the Regulatory Authority	(55,107)
Commissions and advertising	(144)
Cost of equipment and handsets	(34,540)
Programming and content costs	(45,741)
Other operating expenses	(18,889)
Depreciation, amortization and impairment of fixed assets	(190,192)
Total operating expense	(509,985)	(571,634)	(559,859)
Administration costs
IFRS Statement [Line Items]
Employee benefit expenses and severance payments	(38,600)
Fees for services, maintenance, materials and supplies	(16,450)
Taxes and Fees with the Regulatory Authority	(366)
Other operating expenses	(3,989)
Depreciation, amortization and impairment of fixed assets	(36,650)
Total operating expense	(96,055)	(80,646)	(72,113)
Commercializa-tion costs
IFRS Statement [Line Items]
Employee benefit expenses and severance payments	(40,879)
Fees for services, maintenance, materials and supplies	(32,274)
Taxes and Fees with the Regulatory Authority	(518)
Commissions and advertising	(44,022)
Bad debt expenses	(18,342)
Other operating expenses	(13,569)
Depreciation, amortization and impairment of fixed assets	(22,344)
Total operating expense	(171,948)	(179,479)	(194,018)
Other expenses
IFRS Statement [Line Items]
Depreciation, amortization and impairment of fixed assets	(246,135)
Total operating expense	$ (246,135)	$ (2,501)	$ (1,106)